Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Schedule of Other Receivables

	June 30, 2025	December 31, 2024
	$	$
VAT/GST receivables	315,749	405,281
Prepayments	505,724	1,280,657
Deposits	478,825	355,149
Other receivables	453,970	74,027
Total	1,754,268	2,115,114